INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions				12 Months Ended
	Apr. 10, 2018 term member vice_president	Oct. 30, 2014 shares	Jan. 15, 2012 shares	Dec. 31, 2018 USD ($) $ / shares MW shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 R$ / shares	Jan. 01, 2018 USD ($)	Dec. 31, 2017 R$ / shares	Dec. 31, 2015 USD ($)
Disclosure of unconsolidated structured entities [line items]
Fair value of investments in associates for which there are quoted market prices				$ 736,500
Investments in associates				480,100
Revenue				11,454,807	$ 9,700,296	$ 7,223,975
Equity				7,484,576	5,852,771	$ 5,166,593		$ 6,543,604		$ 4,802,997
Nippon Steel & Sumitomo Metal Corporation Group
Disclosure of unconsolidated structured entities [line items]
Number of shares acquired (shares) | shares			6.7
Caixa de Previdência dos Funcionários
Disclosure of unconsolidated structured entities [line items]
Number of shares acquired (shares) | shares		51.4
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Revenue				3,766,000	3,368,000
Profit from continuing operations				193,000
Equity				$ 3,681,815	$ 4,164,000
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.à r.l., Ternium Argentina S.A. and Prosid Investments S.A.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				20.50%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Previdência Usiminas
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				68.60%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | T/T Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				47.10%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				39.50%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Tenaris
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				7.50%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Nippon Steel & Sumitomo Metal Corporation Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				45.90%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Control Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired				7.00%
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Number of megawatts (MW) | MW				900
Subordinated liabilities				$ 151,600
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate				48.00%
Proportion of ownership interest in associate's power supply				78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate				30.00%
Techgen S.A. de C.V. | Tenaris Investments S.à.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate				22.00%
Proportion of ownership interest in associate's power supply				22.00%
Ordinary shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)				$ 2.95	$ 3.27		R$ 11.44		R$ 10.83
Ordinary shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.à r.l., Ternium Argentina S.A. and Prosid Investments S.A.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares				242.6
Ordinary shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Previdência Usiminas
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares				483.6
Preferred shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)				$ 2.38	$ 2.75		R$ 9.22		R$ 9.10
Preferred shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.à r.l., Ternium Argentina S.A. and Prosid Investments S.A.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares				8.5
Previdência Usiminas | Tenrium Investments S.a r.l. & Nippon Steel & Sumitomo Metal Corporation
Disclosure of unconsolidated structured entities [line items]
Alternating time interval to nominate CEO	4 years
Number of consecutive terms (terms) | term	2
Alternating term to nominate CEO (terms)	2 years
Number of members on the board (members) | member	6
Number of vice presidents on the board (vice presidents) | vice_president	5
Number of members nominated (members) | member	3